Note 22 - Share Capital - Classes of Share Capital Schedule (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) shares
Statement Line Items [Line Items]
Balance (in shares) | shares	110,059,471	110,059,471
Balance, amount	$ 386,035
Exercise of RSUs, amount		$ 0		$ 0
Exercise of stock options, amount				$ 22
Balance (in shares) | shares	111,267,279	111,267,279	110,059,471	110,059,471
Balance, amount	$ 434,654		$ 386,035
Ordinary shares [member]
Statement Line Items [Line Items]
Balance (in shares) | shares	110,059,471	110,059,471	104,710,042	104,710,042
Balance, amount	$ 386,035		$ 276,711
Exercise of RSUs (in shares) | shares	1,207,808	1,207,808	5,339,429	5,339,429
Exercise of RSUs, amount	$ 48,619		$ 109,282
Exercise of stock options (in shares) | shares			10,000	10,000
Exercise of stock options, amount			$ 42
Balance (in shares) | shares	111,267,279	111,267,279	110,059,471	110,059,471
Balance, amount	$ 434,654		$ 386,035